Trade and other receivables and Other non-current assets - Summary of Trade and Other Receivables (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Apr. 01, 2019 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Trade receivables					₨ 76,700
Total (A+B)		₨ 258,320	$ 3,531	₨ 153,635
Financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Bank Deposits	[1]	1,153	16	338
Site restoration assets	[2]	8,220	112	6,199
Trade receivables	[3],[4]	66,041	903	58,047
Others	[5]	18,393	252	20,973
Loans to related parties (Refer Note 35)		70,712	967	835
Receivables from related parties		1,476	20	1,180
Advance recoverable		39,083	534	13,710
Total—Financial (A)		205,078	2,804	101,282
Non financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Balance with Government Authorities		13,392	182	15,291
Advance for supplies		12,209	167	14,005
Advance to related party		3,215	44	208
Others	[6],[7]	24,426	334	22,849
Total - Non Financial (B)		53,242	727	52,353
Non-current assets [member]
Disclosure of detailed information about financial instruments [line items]
Total (A+B)		127,727	1,746	70,358
Non-current assets [member] | Financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Bank Deposits	[1]	1,153	16	338
Site restoration assets	[2]	8,220	112	6,199
Trade receivables	[3],[4]	31,582	432	31,111
Others	[5]	15,998	219	11,694
Loans to related parties (Refer Note 35)		50,562	691	42
Total—Financial (A)		107,515	1,470	49,384
Non-current assets [member] | Non financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Balance with Government Authorities		6,098	83	5,526
Advance to related party		944	13
Others	[6],[7]	13,170	180	15,448
Total - Non Financial (B)		20,212	276	20,974
Current Assets [member]
Disclosure of detailed information about financial instruments [line items]
Total (A+B)		130,593	1,785	83,277
Current Assets [member] | Financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	[3],[4]	34,459	471	26,936
Others	[5]	2,395	33	9,279
Loans to related parties (Refer Note 35)		20,150	276	793
Receivables from related parties		1,476	20	1,180
Advance recoverable		39,083	534	13,710
Total—Financial (A)		97,563	1,334	51,898
Current Assets [member] | Non financial receivables assets [member]
Disclosure of detailed information about financial instruments [line items]
Balance with Government Authorities		7,294	99	9,765
Advance for supplies		12,209	167	14,005
Advance to related party		2,271	31	208
Others	[6],[7]	11,256	154	7,401
Total - Non Financial (B)		₨ 33,030	$ 451	₨ 31,379

[1]	includes ₹ 245 million and ₹ 302 million ($ 4 million) under lien with banks, ₹ Nil and ₹ 46 million ($ 1 million) under lien with Others, ₹ 50 million and ₹ 42 million ($ 1 million) held as margin money and ₹ Nil and ₹ 214 million ($ 3 million) held as principal reserve created against principal payment on loans from banks as at March 31, 2020 and March 31, 2021 respectively.
[2]	includes deposit in Site Restoration Fund of ₹ 6,199 million and ₹ 8,220 million ($ 112 million).
[3]	In July 2017, the Appellate Tribunal for Electricity (APTEL) dismissed the appeal filed by one of the Group’s subsidiaries, Talwandi Sabo Power Limited (TSPL) with respect to the interpretation of how the calorific value of coal and costs associated with it should be determined. However, APTEL had allowed payment of shunting and unloading charges. TSPL filed an appeal before the Honourable Supreme Court (SC), which by an order dated March 07, 2018 has decided the matter in favour of TSPL. Subsequently, PSPCL has paid ₹ 13,771 million ($ 188 million) till March 31, 2021. The outstanding dues (including interest receivable) in relation to this dispute is ₹ 3,871 million and ₹ 828 million ($ 11 million) as at March 31, 2020 and March 31, 2021 respectively. In another matter relating to assessment of whether there has been a change in law following the execution of the Power Purchase Agreement, the Appellate Tribunal for Electricity has dismissed the appeal in July 2017 filed by TSPL. TSPL filed an appeal before the Honourable Supreme Court to seek relief which is yet to be listed. The outstanding trade receivables in relation to this dispute and other matters is ₹ 12,978 million and ₹ 16,047 million ($ 219 million) as at March 31, 2020 and March 31, 2021 respectively. The Group, based on external legal opinion and its own assessment of the merits of the case, remains confident that it is highly probable that the Supreme court will uphold TSPL’s appeal and has thus continued to treat these balances as recoverable. Additionally, trade receivables amounting to Rs 13,490 million and ₹ 13,230 million ($ 181 million) as at March 31, 2020 and March 31, 2021 respectively, withheld by GRIDCO (‘GRIDCO’ or ‘the Customer’) on account of certain disputes relating to computation of power tariffs pending adjudication by Appellate Tribunal for Electricity (APTEL), which the Company is confident of recovering fully. The Customer has also raised claims of ₹ 4,130 million on the Company in respect of short supply of power for which a provision of ₹ 2,180 million has been made. Various minutes of meetings were signed with the Customer for computing the short supply claims, which were subject to approval of Odisha State Electricity Regulatory Commission (‘OERC’). On June 22, 2020 OERC pronounced its order on computation methodology for short supply claims, basis which both the parties had to recompute the amount of claim and settle the matter in two months from the date of the order. On initial impact assessment of the said Order by the Company, it believes that no further provisioning is required in this regard. Further, the Company filed an appeal before APTEL against the OERC Order. The matter is now listed before registrar court on July 14, 2021. The Customer has also sought review of the OERC Order. The matter has been posted for order by OERC in due course. In the meanwhile, power supply to GRIDCO has resumed and GRIDCO has been making regular payments against monthly energy invoices.
[4]	The total trade receivables as at April 01, 2019 were ₹ 76,700 million (net of provision for expected credit loss).
[5]	Includes claims receivables, advance recoverable (oil and gas business) and others. It also includes advance profit petroleum of ₹ 3,219 million and ₹ Nil ($ Nil) as at March 31, 2020 and March 31, 2021 respectively.
[6]	As at March 31, 2020 and March 31, 2021, the Company and its subsidiaries have an outstanding receivable equivalent to ₹ 4,374 million (net of provision of ₹ 2,070 million) and ₹ 2,107 million ($ 29 million) (net of provision of ₹ 4,197 million ($ 57 million)) respectively from Konkola Copper Mines Plc (KCM), predominantly regarding monies advanced against future purchase of copper cathode/anode. A provisional liquidator was appointed to manage KCM’s affairs on May 21, 2019, after ZCCM Investments Holdings Plc (“ZCCM”), an entity majorly owned by the Government of Zambia and a 20.6% shareholder in KCM, filed a winding up petition against KCM. KCM’s majority shareholder, Vedanta Resources Holdings Limited (“VRHL”), and its parent company, Vedanta Resources Limited (“VRL”), are contesting the winding up petition in the Zambian courts. The local Court of Appeal (“CAZ”) has ruled in favor of VRHL/VRL, ordering a stay of the winding up proceedings and referring the matter for arbitration. In light of the orders from CAZ, VRL has also filed an application in the High Court of Zambia, asking for directions on the powers of the provisional liquidator and the matter was argued on March 30, 2021. The ruling has been reserved. ZCCM has also appealed the CAZ order before a single judge bench of the Supreme Court of Zambia and the matter was heard on June 04, 2021. Responses were filed on June 11, 2021 and order is awaited. VRHL and VRL had also commenced arbitration proceedings against ZCCM with seat in Johannesburg consistent with their position that arbitration is the agreed dispute resolution process. The procedural timetable for the arbitration envisages an initial hearing of prioritised issues commencing on May 31, 2021, with the substantive dispute being heard in November 2021 and February 2022. Meanwhile, KCM has not been supplying goods to the Group, which it was supposed to as per the terms of the advance. The Group has recognised provision of ₹ 2,070 million ₹ 2,127 million ($ 29 million) during the year ended March 31, 2020 and March 31, 2021 respectively and based on its assessment of the merits of the case backed by legal opinions, the Group is of the view that VRL’s contractual position is upheld and continues to be strong on merits.
[7]	Includes claim receivables, advance recoverable (oil and gas business), prepaid expenses, export incentive receivables and receivables from KCM.